GMO U.S. Equity Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	270 Months Ended	483 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.22%	15.82%	13.97%		11.65%
Performance Inception Date		Sep. 18, 1985
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.89%	11.86%	10.31%		8.78%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.20%	11.51%	10.19%		8.76%
Class III | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.02%	13.96%	14.46%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.36%	15.94%	14.07%	10.10%
Performance Inception Date		Jun. 30, 2003
Class VI | S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.02%	13.96%	14.46%	11.15%

[1]	The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund).